Long-term loans (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Interest expenses amount	$ 7,277	$ 71,876
Revolving loan from third party	$ 5,000,000.0
Effective interest rate	4.50%
Description of repayment terms	with a flexible drawdown and repayment terms from May 1, 2024 to April 30, 2027
Xinmao Group Co Ltd [Member]
Loan amount	$ 2,598,033